6. DEPOSITS (Details) - CAD ($)	Sep. 30, 2025	Sep. 30, 2024
Deposits	$ 13,921	$ 75,889
State of Colorado Board of Land Commissioners and Colorado Division of Reclamation, Mining and Safety
Deposits	$ 13,921	$ 75,889